Financial Instruments - Sensitivity Analysis of Market Risks (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | U.S. dollars to Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	$ 0	$ 0	$ 0
Effect on profit or loss from decrease in exchange rate	(1,796)	(2,647)	(3,404)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	1,796	2,647	3,404
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(425)	(354)	(235)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	425	354	235
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(678)	(996)	(552)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	678	966	552
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | MXN/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0	0
Effect on profit or loss from decrease in exchange rate		(18)	(123)
Effect on equity from increase in exchange rate		0	0
Effect on profit or loss from increase in exchange rate		18	123
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | U.S. dollars to Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	(742)
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	742
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | USD/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	(34)
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	34
FEMSA Entity Excluding Coca-Cola FEMSA | Net Cash In Foreign Currency | U.S. dollars to Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(14,617)	(1,779)	(4,931)
Effect on profit or loss from increase in exchange rate	14,617	1,779	4,931
Coca-Cola FEMSA | Currency swap contract | U.S. dollars to Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1,314)	(1,220)	(1,645)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	1,314	1,220	1,645
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | U.S. dollars to Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1,683)	(2,893)	(2,300)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	1,683	2,893	2,300
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | U.S. dollars to Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0	0
Effect on profit or loss from decrease in exchange rate		(1,315)	(1,049)
Effect on equity from increase in exchange rate		0	0
Effect on profit or loss from increase in exchange rate		1,315	1,049
Coca-Cola FEMSA | Currency swap contract | EUR/MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0
Effect on profit or loss from decrease in exchange rate		(902)
Effect on equity from increase in exchange rate		0
Effect on profit or loss from increase in exchange rate		902
Coca-Cola FEMSA | Net Cash In Foreign Currency | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(1,797)	(2,282)	(3,200)
Effect on profit or loss from increase in exchange rate	1,797	2,282	3,200
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(765)	(333)	(714)
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(2,812)	(4,520)	(39)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | U.S. dollars to Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(9)	(6)	(4)
Effect on equity from increase in exchange rate	9	6	4
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | MXN/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(78)
Effect on equity from increase in exchange rate	78
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | CHF/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	6	(44)
Effect on equity from increase in exchange rate	(6)	44
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | U.S. dollars to Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		(1)	(37)
Effect on equity from increase in exchange rate		1	37
Currency risk | Coca-Cola FEMSA | Forward contract | U.S. dollars to Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(465)	(512)	(298)
Effect on equity from increase in exchange rate	465	512	298
Currency risk | Coca-Cola FEMSA | Forward contract | U.S. dollars to Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(521)	(550)	(284)
Effect on equity from increase in exchange rate	521	550	284
Currency risk | Coca-Cola FEMSA | Forward contract | URY/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(225)	(25)	(7)
Effect on equity from increase in exchange rate	225	25	7
Currency risk | Coca-Cola FEMSA | Forward contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(685)	(112)	(81)
Effect on equity from increase in exchange rate	685	112	81
Currency risk | Coca-Cola FEMSA | Forward contract | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(20)	(10)	(3)
Effect on equity from increase in exchange rate	20	10	3
Currency risk | Coca-Cola FEMSA | Forward contract | CRC/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(15)	(24)	(10)
Effect on equity from increase in exchange rate	$ 15	$ 24	$ 10